Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,837,969
Exercisable, number of options (in shares) | shares	1,624,569
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	168,784
Weighted average residual life (years)	5 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 65.84
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,062,281
Weighted average residual life (years)	2 years 8 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 74.64
Exercisable, number of options (in shares) | shares	848,881
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 74.12
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	606,904
Weighted average residual life (years)	3 years 3 months 21 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.20
Exercisable, number of options (in shares) | shares	606,904
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 89.20
Bottom of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00